Financial Instruments and Risk Management - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Trade and other receivables	$ 4,378,331	$ 4,330,346
Cash and cash equivalents	1,000,284	956,975	$ 441,278	$ 1,606,611
Financial liabilities
Trade and other payables	1,308,127	1,591,966
Lease liabilities	260,162	149,903	$ 29,615
Debt	6,028,791	3,972,648
Within 1 year [Member]
Financial assets
Other financial assets
Trade and other receivables	4,378,331	4,330,346
Cash and cash equivalents	1,000,283	956,975
Total undiscounted financial assets	5,378,614	5,287,321
Financial liabilities
Trade and other payables	1,042,462	1,591,562
Lease liabilities	103,063	65,160
Derivative liabilities
Debt	3,249,560	1,909,420
Total undiscounted financial liabilities	4,395,085	3,566,142
Within 2 to 5 years [Member]
Financial assets
Other financial assets
Trade and other receivables
Cash and cash equivalents
Total undiscounted financial assets
Financial liabilities
Trade and other payables
Lease liabilities	182,499	96,588
Derivative liabilities	173,551
Debt	1,342,420	781,172
Total undiscounted financial liabilities	1,698,470	877,760
After 5 years [Member]
Financial assets
Other financial assets	69,505
Trade and other receivables
Cash and cash equivalents
Total undiscounted financial assets	69,505
Financial liabilities
Trade and other payables
Lease liabilities
Debt	2,365,217	1,573,859
Total undiscounted financial liabilities	2,365,217	1,573,859
Carrying amount [member]
Financial assets
Other financial assets	69,505
Trade and other receivables	4,378,331	4,330,346
Cash and cash equivalents	1,000,283	956,975
Total undiscounted financial assets	5,448,119	5,287,321
Financial liabilities
Trade and other payables	1,042,462	1,591,562
Lease liabilities	260,162	149,903
Derivative liabilities	173,551
Debt	6,102,679	3,972,648
Total undiscounted financial liabilities	7,578,854	5,714,113
Contractual cash flow [Member]
Financial assets
Other financial assets	69,505
Trade and other receivables	4,378,331	4,330,346
Cash and cash equivalents	1,000,283	956,975
Total undiscounted financial assets	5,448,119	5,287,321
Financial liabilities
Trade and other payables	1,042,462	1,591,562
Lease liabilities	285,562	161,748
Derivative liabilities	173,551
Debt	6,957,197	4,264,451
Total undiscounted financial liabilities	$ 8,458,772	$ 6,017,761